LIQUIDITY	6 Months Ended
Jun. 30, 2022
Liquidity
LIQUIDITY

NOTE 14 – LIQUIDITY

The Company reported a net loss of $1,060,377 and net cash used in operating activities of $3,059,907 for the six months ended June 30, 2022. In addition, the Company had an accumulated deficit of $34,878,538 and working capital of $5,502,080 as of June 30, 2022. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses and achieve profitability for the foreseeable future. If management is not able to increase revenues and/or manage operating expenses in line with revenue forecasts, the Company may not be able to achieve profitability.

The Company’s principal sources of liquidity during the six months ended June 30, 2022 were proceeds from January 2022 convertible note and warrant financing with L1 Capital, including exercises of warrants by L1 Capital. Subsequent to June 30, 2022, on July 22, 2022, the Company entered into an At The Market Offering Agreement with H.C. Wainwright & Co., LLC, acting as its sales agent, pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent, ordinary shares having an aggregate gross offering price of up to $20,000,000. As of the date of the issuance of the condensed consolidated financial statements, the Company have received net proceeds of approximately $4,550,000 through its utilization of such at-the-market offering program.

As of September 15, 2022, the Company had approximately $7.87 million of cash and cash equivalents, which are unrestricted as to withdrawal or use and are placed with financial institutions. The Company will continue to focus on improving operational efficiency and cost reductions and developing its core cash-generating business as planned. The Company intends to meet its cash requirements for the 12 months following the date of the issuance of the condensed consolidated financial statements through operations and the foregoing potential funding opportunities.

The Company believes that the Company’s current cash and cash equivalents and anticipated cash flows from operating and financing activities will be sufficient to meet its anticipated working capital requirements and commitments for at least the next 12 months after the issuance of the Company’s unaudited condensed consolidated financial statements. The Company has prepared the condensed consolidated financial statements on a going concern basis. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity. Management cannot provide any assurance that the Company will raise additional capital if needed.